Royalty interests (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	May 14, 2024	Dec. 13, 2023	Sep. 12, 2023	Sep. 21, 2023	Jan. 24, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2023	Nov. 24, 2023	Oct. 18, 2023	Jun. 30, 2023
Statement [Line Items]
Reimbursement of impairment charge							$ 0	$ 250,000
Canadian Gold Portfolio [Member]
Statement [Line Items]
Common share issuance during period		175,660			215,769
Common share issuance during period, value		$ 362,693			$ 495,446
Royalty Portfolio [Member]
Statement [Line Items]
Consideration paid in cash	$ 3,119,814		$ 4,363,285								$ 797,703
Consideration paid to Royalty Portfolio	4,700,000		$ (6,750,000)								$ 1,250,000
Legal and professional fees	$ 19,717	$ 44,743
Description of acquisition of portfolio of royalties			The royalties include three development stage and six exploration stage royalties in Australia, including a 4% gross revenue royalty (“GRR”) over the Red Hill gold project and a 3% net smelter royalty (“NSR”) over the Horseshoe Lights copper project
British King Royalty [Member]
Statement [Line Items]
Reimbursement of impairment charge				$ 250,000
Description of SilverStream royalty				SilverStream’s historical 1.5% NSR on the first 10,000oz produced and 5.25% gold stream thereafter originally granted to SilverStream by the prior operator was extinguished
Description of Vox Royalty Australia Pty Ltd				a new 1.25% NSR gold royalty interest was assigned to Vox Royalty Australia Pty Ltd (“Vox Australia”) by the prior operator in connection with the transfer of the project from the prior operator to the new operator
Reimbursement of legal fees to Vox				$ 126,390
Reimbursement of legal fees to A				$ 200,000
Gold royalty NSR to Vox				1.25%
Janet Ivy [Member]
Statement [Line Items]
Consideration paid to Janet Ivy										$ 1,963,315
Milestone payment due										$ 750,000
Common stock shares issued										948,448
Hawkins [Member]
Statement [Line Items]
Consideration paid in cash									$ 75,426
Consideration paid in cash to C									$ 100,000
Acquisition of royalty on Hawkins gold exploration									0.50%
Impairment [Member]
Statement [Line Items]
Carrying value of the investment						$ 1,000,000		1,000,000				$ 500,000
Replacement royalty value						250,000		$ 250,000
Reimbursement of impairment charge						$ 1,000,000